AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.4%
Asset-Backed Securities — 0.5%
Collateralized Loan Obligations
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.991%(c)	04/15/29	20,000	$19,989,202
Octagon Investment Partners 44 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.524%(c)	07/20/32	40,000	40,046,240
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.504%(c)	07/20/29	29,517	29,530,457

Total Asset-Backed Securities (cost $89,353,852)			89,565,899
Commercial Mortgage-Backed Securities — 6.1%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	14,532,889
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	14,644,375
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	27,909,207
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,223	3,391,200
Series 2014-GC23, Class A3
3.356%	07/10/47	15,563	16,641,491
Series 2015-GC29, Class A3
2.935%	04/10/48	14,927	15,668,567
Series 2015-GC31, Class A3
3.497%	06/10/48	14,781	15,992,550
Series 2015-GC33, Class A3
3.515%	09/10/58	19,680	21,092,061
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	21,065,474
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	18,130,371
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	36,607,399
Series 2016-P06, Class A4
3.458%	12/10/49	5,500	5,967,191
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	21,714,212
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	18,184,434
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	8,000	8,533,313
Series 2014-CR18, Class A4
3.550%	07/15/47	9,513	10,176,374
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	10,578,645
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,000	$2,135,366
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	15,965,578
Series 2015-CR26, Class A3
3.359%	10/10/48	16,991	18,188,704
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	10,455,248
Series 2015-LC21, Class A3
3.445%	07/10/48	17,000	18,142,225
Series 2015-PC01, Class A4
3.620%	07/10/50	10,393	10,693,390
Series 2016-COR01, Class A3
2.826%	10/10/49	25,000	26,310,212
Series 2016-DC02, Class A4
3.497%	02/10/49	18,000	19,550,468
Series 2017-COR02, Class A2
3.239%	09/10/50	45,000	47,848,918
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	19,000	20,216,454
Series 2015-C04, Class A3
3.544%	11/15/48	29,293	31,527,017
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	16,406,841
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	9,862	10,297,057
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	15,726,558
Series 2017-C06, Class A3
3.269%	06/10/50	45,800	48,165,506
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	3,169,679
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	20,898,632
Series 2016-GS03, Class A3
2.592%	10/10/49	24,913	25,706,864
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,677	3,882,895
Series 2014-C22, Class A3A1
3.538%	09/15/47	13,277	14,110,653
Series 2015-C30, Class A4
3.551%	07/15/48	18,000	19,261,528
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	55,511,228
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	906	932,920
Series 2016-JP02, Class A3
2.559%	08/15/49	17,090	17,727,606
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	21,254	$22,592,811
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,000	10,439,003
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	10,578,220
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	27,881,480
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	14,409	15,034,886
Series 2015-C29, Class A3
3.368%	06/15/48	12,515	13,519,594
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,762,075
Series 2016-C35, Class A3
2.674%	07/15/48	25,000	25,817,030
Series 2016-LC24, Class A3
2.684%	10/15/49	35,000	36,541,729
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	20,910,928
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	16,176,286
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	31,478,578
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	36,591,548

Total Commercial Mortgage-Backed Securities (cost $981,221,757)			1,036,985,468
Corporate Bonds — 90.0%
Aerospace & Defense — 1.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	15,936,520
3.750%	02/01/50	925	883,461
3.825%	03/01/59	1,500	1,396,731
3.900%	05/01/49	17,990	17,459,330
3.950%	08/01/59	8,125	7,795,435
4.508%	05/01/23(a)	12,677	13,581,385
5.805%	05/01/50(a)	45,415	57,447,748
5.930%	05/01/60	65,570	83,871,783
7.875%	04/15/43	13,929	20,203,430
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50	8,105	9,721,073
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23	5,675	6,061,818
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	3,569,335
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	$603,818
5.250%	05/01/50(a)	12,500	16,297,493
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,574,102
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46(a)	3,050	3,250,828
4.150%	05/15/45	1,150	1,282,356
4.450%	11/16/38(a)	1,400	1,628,072
4.500%	06/01/42	1,246	1,478,755
6.050%	06/01/36	5,000	6,759,644
6.125%	07/15/38(a)	5,804	7,969,227
			279,772,344
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	9,220	8,551,615
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30(a)	5,670	6,082,872
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	27,406	29,206,275
3.557%	08/15/27(a)	1,473	1,567,651
4.390%	08/15/37	39,700	41,676,130
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23	15,483	16,113,076
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	7,837	8,698,776
5.700%	08/15/35	2,240	2,659,941
5.850%	08/15/45(a)	6,490	7,614,745
7.000%	08/04/41	3,275	4,228,098
8.125%	05/01/40	650	922,961
			127,322,140
Airlines — 1.0%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27(a)	3,106	2,862,596
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28(a)	8,843	8,589,416
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	3,228	3,250,223
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29(a)	4,235	4,287,280

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	233	$238,282
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24(a)	337	352,103
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22(a)	68,197	68,873,323
3.750%	10/28/29(a)	16,034	15,697,161
7.375%	01/15/26(a)	9,485	11,173,225
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25(a)	2,070	2,209,236
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27(a)	7,520	8,652,043
5.250%	05/04/25	24,390	27,748,428
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	1,198	1,238,842
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28(a)	3,797	3,940,043
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	19,353	19,643,678
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	174	171,105
			178,926,984
Auto Manufacturers — 2.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	1,300	1,323,840
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,270,028
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	6,670	6,695,849
6.375%	02/01/29	2,870	3,187,048
7.450%	07/16/31	9,116	11,487,583
7.750%	06/15/43	1,510	1,872,330
8.900%	01/15/32(a)	891	1,189,974
9.980%	02/15/47(a)	5,300	7,861,035
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.219%	01/09/22(a)	7,350	7,436,699
3.339%	03/28/22	20,000	20,247,779
3.350%	11/01/22	35,700	36,377,666
3.813%	10/12/21(a)	1,835	1,855,311
4.271%	01/09/27(a)	1,775	1,847,410
4.687%	06/09/25(a)	34,740	36,890,836
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	$4,371,974
5.200%	04/01/45		8,978	10,338,585
5.400%	04/01/48		4,065	4,819,222
5.950%	04/01/49(a)		11,403	14,484,128
6.250%	10/02/43(a)		45,675	58,427,229
6.600%	04/01/36		13,335	17,287,107
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		8,500	8,538,738
3.450%	01/14/22		11,580	11,810,046
3.950%	04/13/24		3,525	3,800,229
4.000%	01/15/25		372	404,404
4.000%	10/06/26		6,525	7,145,438
4.300%	07/13/25		440	483,886
4.350%	01/17/27		4,835	5,366,259
5.250%	03/01/26		11,130	12,753,416
Sr. Unsec’d. Notes
3.550%	07/08/22		23,300	24,134,086
4.200%	11/06/21		20,500	20,941,960
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.000%	11/12/21		3,860	3,944,216
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	19,037,396
				367,631,707
Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22(a)		7,747	7,949,150
Banks — 10.6%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23(a)		6,600	6,904,456
3.500%	04/11/22		5,000	5,149,401
3.800%	02/23/28		4,400	4,750,623
4.379%	04/12/28(a)		8,200	9,140,462
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)		6,300	6,996,898
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(a)(oo)		3,315	3,638,309
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(a)(oo)		22,000	23,320,885
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(a)(oo)		30,205	30,301,939
Jr. Sub. Notes, Series X
6.250%(ff)	09/05/24(a)(oo)		5,075	5,612,199
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		22,418	24,035,135
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		54,760	51,319,020
2.884%(ff)	10/22/30(a)		11,865	12,198,193

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.194%(ff)	07/23/30	5,180	$5,436,990
3.824%(ff)	01/20/28	67,232	73,978,622
4.083%(ff)	03/20/51	38,060	42,426,069
4.271%(ff)	07/23/29(a)	3,600	4,058,498
4.330%(ff)	03/15/50(a)	10,295	11,875,078
5.000%	01/21/44	16,835	20,882,587
Sub. Notes
6.110%	01/29/37	1,000	1,322,175
Sub. Notes, MTN
4.000%	01/22/25	12,425	13,591,503
4.450%	03/03/26	33,340	37,456,082
Sub. Notes, Series L, MTN
3.950%	04/21/25	10,185	11,165,282
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)	11,245	11,868,698
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25(a)	775	835,840
3.932%(ff)	05/07/25	22,715	24,530,182
4.375%	01/12/26(a)	16,550	18,436,975
4.610%(ff)	02/15/23	30,520	31,530,814
4.950%	01/10/47	9,452	11,421,109
Sub. Notes
5.088%(ff)	06/20/30(a)	12,000	13,582,463
5.200%	05/12/26(a)	5,100	5,763,597
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	21,190	24,040,986
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31(a)	12,605	12,901,185
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28	4,000	4,249,713
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	3,750	3,730,845
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(oo)	35,500	36,590,767
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(a)(oo)	19,970	20,132,821
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28	34,800	38,097,076
3.700%	01/12/26	1,800	1,978,447
3.887%(ff)	01/10/28(a)	385	424,410
4.650%	07/23/48	24,735	30,341,222
5.875%	01/30/42	8,365	11,456,182
6.875%	02/15/98	2,825	4,273,633
8.125%	07/15/39(a)	2,000	3,282,415
Sub. Notes
4.400%	06/10/25	5,400	5,998,546
4.450%	09/29/27	6,760	7,602,942
4.600%	03/09/26	425	478,996
4.750%	05/18/46	1,045	1,238,318
5.500%	09/13/25(a)	6,146	7,145,940
6.000%	10/31/33	2,155	2,763,038
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24(a)	1,000	$1,083,557
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,665	1,794,638
3.800%	06/09/23	16,907	17,943,654
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29(a)	12,455	13,315,235
4.207%(ff)	06/12/24	4,560	4,870,207
4.282%	01/09/28	7,135	7,849,770
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25(a)	4,815	5,125,752
5.000%(ff)	01/12/23	6,353	6,561,221
5.375%	01/12/24	14,400	16,055,823
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.950%	02/27/23	1,500	1,582,391
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	40,200	41,635,059
Sub. Notes
3.729%(ff)	01/14/32(a)	11,800	11,459,566
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,388,465
4.200%	08/08/23(a)	725	783,193
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)	5,250	5,791,470
Sr. Unsec’d. Notes
3.500%	01/23/25	10,540	11,370,222
3.500%	11/16/26	9,640	10,456,726
3.750%	05/22/25(a)	2,700	2,949,315
3.750%	02/25/26	1,500	1,646,335
3.850%	01/26/27	42,400	46,508,449
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44(a)	2,375	2,923,984
Sub. Notes
5.150%	05/22/45	8,275	10,353,938
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	5,265,021
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27	6,800	7,546,929
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29(a)	15,500	16,621,056
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	11/01/22(a)(oo)	4,400	4,346,830
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(a)(oo)	32,730	33,843,826
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	15,730	15,893,398

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.682%(c)	07/30/21(a)(oo)	2,151	$2,143,920
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	26,436,995
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.558%(c)	07/01/21(a)(oo)	26,100	25,895,474
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.005%(c)	08/01/21(a)(oo)	6,990	6,994,373
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32(a)	22,960	21,797,565
2.525%(ff)	11/19/41	34,035	31,096,953
2.739%(ff)	10/15/30	1,630	1,659,240
3.782%(ff)	02/01/28	5,000	5,514,581
3.882%(ff)	07/24/38(a)	42,267	46,725,988
3.897%(ff)	01/23/49	3,000	3,306,530
3.964%(ff)	11/15/48	57,900	63,853,381
4.005%(ff)	04/23/29	11,035	12,313,282
4.032%(ff)	07/24/48	3,525	3,935,566
4.260%(ff)	02/22/48	31,042	36,106,216
4.452%(ff)	12/05/29	1,500	1,718,507
5.600%	07/15/41	1,100	1,468,910
Sub. Notes
4.125%	12/15/26	9,450	10,634,535
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27(a)	10,000	10,965,891
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.851%(c)	07/15/21(a)(oo)	3,675	3,671,963
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810%
4.051%(c)	04/15/21(a)(oo)	5,215	5,216,772
Sr. Unsec’d. Notes
3.625%	01/20/27	2,600	2,854,837
4.375%	01/22/47(a)	3,800	4,533,514
4.457%(ff)	04/22/39(a)	8,035	9,428,264
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26(a)	589	655,063
4.000%	07/23/25	12,793	14,198,947
4.431%(ff)	01/23/30	27,100	31,031,244
5.597%(ff)	03/24/51	33,500	46,723,392
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	11,878,124
2.720%(ff)	07/22/25	11,680	12,318,497
3.971%(ff)	07/22/38	17,130	19,137,542
6.375%	07/24/42	5,875	8,606,258
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,190	1,299,880
Sub. Notes, MTN
4.100%	05/22/23	60	64,167
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	5,900	6,327,181
4.269%(ff)	03/22/25	22,710	24,780,934
4.445%(ff)	05/08/30(a)	37,500	41,808,743
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.625%	09/29/22	13,300	$13,914,596
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23(a)	4,535	4,870,733
Sub. Notes, 144A
4.250%	09/21/22	2,000	2,104,449
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	510	545,635
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24(a)	450	494,612
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	17,350	16,704,571
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25(a)	20,000	20,738,707
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
3.781%(c)	06/15/21(a)(oo)	1,668	1,668,562
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(a)(oo)	41,460	43,445,987
Jr. Sub. Notes, Series P
4.950%(ff)	09/01/25(oo)	3,000	3,245,406
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23(a)	15,000	15,459,077
3.126%(ff)	08/13/30(a)	15,000	15,670,617
4.125%	09/24/25	3,999	4,444,621
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	14,525	15,149,018
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51	15,200	19,477,150
Sub. Notes, GMTN
4.900%	11/17/45	8,905	10,644,118
Sub. Notes, MTN
4.650%	11/04/44	3,135	3,616,063
4.750%	12/07/46(a)	13,680	16,163,060
			1,813,683,807
Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31,770	37,255,604
4.900%	02/01/46	91,673	108,950,915
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43(a)	13,125	13,963,594

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42(a)	5,770	$5,980,998
4.000%	04/13/28(a)	8,950	9,978,460
4.375%	04/15/38(a)	32,950	37,471,560
4.439%	10/06/48(a)	15,865	17,826,381
4.600%	04/15/48	5,245	6,013,343
5.450%	01/23/39	6,345	7,924,840
5.550%	01/23/49	63,944	82,462,719
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25(a)	21,850	24,305,066
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43(a)	2,400	3,005,573
Constellation Brands, Inc.,
Gtd. Notes
4.100%	02/15/48	4,600	4,991,436
4.250%	05/01/23	5,824	6,248,580
5.250%	11/15/48	23,729	30,182,068
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45	17,400	20,141,139
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	6,706	8,094,596
			424,796,872
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	840,922
3.625%	05/22/24	4,830	5,219,868
4.400%	05/01/45(a)	18,243	21,130,498
4.663%	06/15/51(a)	21,773	26,504,859
5.150%	11/15/41(a)	6,183	7,816,597
Sr. Unsec’d. Notes, 144A
2.770%	09/01/53(a)	8,613	7,657,194
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25(a)	1,177	1,274,962
3.650%	03/01/26(a)	12,295	13,510,338
4.500%	02/01/45	9,770	11,392,578
4.750%	03/01/46	6,095	7,358,052
4.800%	04/01/44	10,125	12,180,776
			114,886,644
Building Materials — 1.0%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	7,550,857
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	6,116,938
4.950%	07/02/64	8,582	10,422,877
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	$1,861,990
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,233,574
4.250%	12/15/47	3,150	3,499,641
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47	8,500	9,760,030
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,975,610
4.200%	12/01/24	4,868	5,376,387
4.300%	07/15/47(a)	36,900	40,359,122
4.400%	01/30/48(a)	12,540	13,793,724
7.000%	12/01/36	11,650	15,901,726
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	5,000	5,368,851
4.500%	06/15/47	35,588	40,790,074
4.700%	03/01/48	2,117	2,490,023
			167,501,424
Chemicals — 2.9%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.150%	12/01/24(a)	16,129	17,750,017
Ashland LLC,
Gtd. Notes
4.750%	08/15/22(a)	676	702,735
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	16,313	17,311,343
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43(a)	12,248	14,026,058
5.150%	03/15/34	9,996	11,430,728
5.375%	03/15/44	14,350	17,019,381
Sr. Sec’d. Notes, 144A
4.500%	12/01/26	21,044	23,671,751
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50(a)	4,047	4,091,901
4.250%	10/01/34	19,790	22,162,339
4.375%	11/15/42	28,230	32,108,481
4.800%	05/15/49(a)	788	945,663
5.250%	11/15/41(a)	2,271	2,843,004
5.550%	11/30/48(a)	31,138	41,049,563
7.375%	11/01/29	17,388	23,667,761
9.400%	05/15/39	800	1,352,023
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	1,168	1,465,849

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	6,847	$7,444,675
4.650%	10/15/44(a)	2,530	2,940,395
4.800%	09/01/42	4,057	4,811,738
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	333	435,935
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,447	2,861,766
5.250%	07/15/43	19,805	24,292,956
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30	12,275	11,888,521
3.375%	10/01/40(a)	17,500	17,409,965
3.625%	04/01/51(a)	17,935	17,707,250
4.200%	10/15/49(a)	1,523	1,624,944
4.200%	05/01/50(a)	20,000	21,425,720
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	7,500	8,471,991
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43(a)	10,056	12,587,591
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	6,430	6,633,379
3.625%	03/15/24	6,045	6,499,755
4.125%	03/15/35	7,241	7,992,097
4.200%	04/01/29(a)	735	827,261
4.900%	06/01/43(a)	1,200	1,423,437
5.000%	04/01/49	5,145	6,421,697
5.250%	01/15/45	5,070	6,385,555
5.625%	12/01/40	9,867	12,692,286
6.125%	01/15/41	8,436	11,328,586
7.125%	05/23/36(a)	19,134	27,195,592
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
2.300%	11/01/30	4,885	4,735,652
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48(a)	2,445	2,769,938
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	5,761	5,895,580
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.800%	08/15/49(a)	12,950	13,732,325
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	765,509
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	22,111,332
			502,912,025
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	$3,296,977
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	2,875	3,714,013
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	13,000	13,545,454
3.300%	12/01/26	4,800	5,204,536
4.200%	11/01/46	32,800	36,559,742
4.500%	02/15/45	8,460	9,753,886
5.625%	03/15/42	1,000	1,298,050
6.700%	06/01/34	1,000	1,365,737
7.000%	10/15/37	3,623	5,239,559
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	03/08/30(a)	4,050	4,113,340
Ford Foundation (The),
Unsec’d. Notes, Series 2020
2.815%	06/01/70	7,500	6,799,276
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	3,824,234
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25(a)	1,050	1,103,090
3.750%	06/01/23	3,425	3,633,663
4.000%	06/01/23	6,920	7,411,987
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	13,875,106
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	404,806
4.678%	07/01/2114	12,715	16,572,896
5.600%	07/01/2111	160	245,664
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	725	725,710
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	3,530,891
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	19,490,612
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	2,573,129
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29(a)	9,200	9,580,690
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	560,967
Unsec’d. Notes
5.625%	10/01/38	17,500	23,716,687

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	$2,977,080
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	5,103,855
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	4,234,603
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112(a)	6,976	8,681,863
United Rentals North America, Inc.,
Gtd. Notes
5.875%	09/15/26(a)	4,000	4,193,439
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48(a)	6,475	7,073,872
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	3,500	4,091,760
			234,497,174
Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
3.250%	02/23/26(a)	16,175	17,685,278
3.750%	09/12/47	6,110	6,783,647
3.750%	11/13/47	6,170	6,830,301
3.850%	05/04/43(a)	9,378	10,694,149
3.850%	08/04/46	10,700	12,041,230
4.250%	02/09/47	2,945	3,506,318
4.650%	02/23/46	28,906	36,195,853
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30	1,875	2,082,401
			95,819,177
Diversified Financial Services — 0.6%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24(a)	10,000	11,050,809
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	75,796	86,737,834
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	4,376,880
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43(a)	6,550	8,378,517
			110,544,040
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 12.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22	5,600	$5,751,957
3.800%	10/01/47	3,250	3,385,245
3.950%	06/01/28(a)	6,240	6,899,135
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,785,113
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	3,798,405
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	2,246,503
3.750%	12/01/47	10,015	10,747,711
3.800%	06/15/49	10,675	11,485,160
4.000%	12/01/46	5,000	5,503,178
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	10,520	10,809,076
4.150%	08/15/44	4,500	5,076,948
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	13,083,484
4.500%	03/15/49	8,795	10,616,494
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	8,833,316
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	7,441,975
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.700%	01/15/44	2,550	2,950,626
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24(a)	11,020	11,856,148
3.800%	06/01/29(a)	9,750	10,727,350
Avista Corp.,
First Mortgage
4.350%	06/01/48	14,005	16,135,356
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	2,290	2,125,827
3.750%	08/15/47	20,800	22,331,093
4.250%	09/15/48	14,575	16,786,067
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	11,121	11,921,262
4.450%	01/15/49	19,025	22,359,025
4.500%	02/01/45	4,465	5,191,234
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44(a)	10,260	12,253,712
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	14,295	14,371,582
4.250%	11/01/28	3,645	4,086,091

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	$10,081,509
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	10,713,553
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	9,972,812
4.875%	03/01/44	4,495	5,382,935
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50(a)	15,879	15,124,456
3.650%	06/15/46	18,950	20,236,598
3.700%	03/01/45	6,751	7,189,231
3.800%	10/01/42	1,465	1,581,777
4.000%	03/01/48(a)	7,045	7,910,294
4.000%	03/01/49	4,240	4,758,906
4.350%	11/15/45	4,655	5,398,974
4.600%	08/15/43	2,000	2,376,132
4.700%	01/15/44	925	1,112,641
First Mortgage, Series 123
3.750%	08/15/47	7,610	8,192,245
First Mortgage, Series 127
3.200%	11/15/49	4,455	4,356,813
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46(a)	925	976,003
3.950%	03/01/43	4,905	5,313,963
5.700%	06/15/40	2,120	2,766,230
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	3,103,121
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	18,200	17,961,308
3.250%	08/15/46	5,075	5,104,297
3.500%	08/01/51	17,100	18,011,451
3.750%	02/15/50	3,500	3,855,131
4.350%	08/31/64	6,840	8,190,733
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41(a)	3,000	3,905,823
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28(a)	6,160	6,983,020
4.700%	12/01/44	1,625	1,921,090
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49(a)	3,800	4,507,730
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	8,810	10,522,040
DTE Electric Co.,
First Mortgage
2.950%	03/01/50(a)	3,500	3,330,799
General Ref. Mortgage
3.700%	03/15/45(a)	17,700	18,853,086
3.700%	06/01/46	1,305	1,388,660
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.750%	08/15/47	7,040	$7,586,183
3.950%	06/15/42	5,800	6,196,407
4.300%	07/01/44	3,975	4,575,067
General Ref. Mortgage, Series A
4.000%	04/01/43	525	578,664
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	14,001,778
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23(a)	5,835	6,222,322
Sr. Unsec’d. Notes, Series F
3.850%	12/01/23	5,000	5,380,713
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	40,700	39,961,122
3.700%	12/01/47	3,556	3,797,409
3.950%	03/15/48	7,724	8,508,420
4.250%	12/15/41(a)	12,900	14,796,967
6.050%	04/15/38	2,505	3,414,928
First Ref. Mortgage
2.950%	12/01/26	14,955	16,147,058
3.750%	06/01/45	20,530	21,922,291
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	7,783,500
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46(a)	8,280	8,432,867
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	400	485,214
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,602,680
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	21,564,623
4.100%	03/15/43	1,200	1,344,674
4.150%	12/01/44	4,802	5,445,844
5.700%	04/01/35	500	616,619
6.125%	09/15/33	4,400	5,487,258
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	5,369,273
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	1,000	1,183,319
4.950%	10/13/45(a)	10,850	13,006,022
6.000%	01/22/2114	1,300	1,725,448
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46(a)	20,050	22,448,344
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28(a)	26,297	28,186,297
3.625%	05/25/27(a)	9,825	10,642,608

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.250%	09/14/23	14,820	$16,060,077
4.625%	09/14/25(a)	11,595	13,121,382
4.875%	06/14/29(a)	1,205	1,406,389
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,642,821
4.200%	09/01/48	66,658	75,691,619
4.200%	04/01/50	20,550	23,406,117
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	9,018	9,582,900
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	18,099,301
4.500%	03/30/39	15,760	17,792,049
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	12,685	12,461,061
3.450%	04/15/50	4,420	4,509,588
4.100%	04/01/43	3,000	3,340,418
4.125%	03/01/42(a)	3,010	3,357,935
4.250%	12/01/45	4,365	4,935,560
4.625%	09/01/43	2,780	3,231,716
Evergy Kansas South, Inc.,
First Mortgage, 144A
4.300%	07/15/44	2,000	2,191,826
Evergy Metro, Inc.,
General Ref. Mortgage, Series 2019
4.125%	04/01/49	1,220	1,376,925
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28(a)	4,660	5,016,153
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	6,191,930
4.700%	04/15/50(a)	1,670	2,002,609
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42(a)	10,402	11,421,269
5.750%	10/01/41(a)	17,275	19,128,076
6.250%	10/01/39	10,000	11,662,480
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	12,920,048
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	21,545	21,703,001
3.700%	12/01/47	3,870	4,216,845
3.950%	03/01/48(a)	13,570	15,439,099
3.990%	03/01/49	25,600	29,461,228
4.050%	10/01/44	4,104	4,694,853
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	5,046,607
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	2,803	$3,132,786
5.400%	06/01/40	3,109	3,759,251
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	2,234,535
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	18,995	18,266,402
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29(a)	9,290	9,484,363
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48(a)	6,300	7,226,389
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	8,473,527
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	15,388,900
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43(a)	675	775,869
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	05/01/30(a)	4,290	4,688,240
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	11,098,012
5.300%	07/01/43	1,000	1,229,070
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	1,088,556
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45(a)	960	1,094,895
First Mortgage, Series 1
4.650%	11/15/43	675	779,803
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	9,500	10,695,498
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	10,587,483
4.300%	01/15/29(a)	6,315	6,944,232
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	13,324,881
3.650%	08/01/48	22,370	23,767,166
4.250%	05/01/46	4,500	5,173,700
4.250%	07/15/49	10,200	11,968,186
4.400%	10/15/44	16,080	18,681,993
4.800%	09/15/43	2,900	3,560,465
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,775,844

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	$9,230,282
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47(a)	6,525	6,793,880
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	8,110	8,782,343
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.150%	04/01/24	8,075	8,612,189
3.625%	06/15/23	1,325	1,402,033
Northern States Power Co.,
First Mortgage
2.900%	03/01/50(a)	1,900	1,816,372
3.400%	08/15/42	8,450	8,873,012
3.600%	05/15/46	17,056	18,161,038
3.600%	09/15/47	11,350	12,190,442
4.000%	08/15/45	4,830	5,445,172
4.125%	05/15/44	8,520	9,737,336
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	2,000	2,085,359
7.250%	05/15/26	6,200	6,455,758
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	4,077,443
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	9,490,691
4.150%	04/01/47	3,655	4,013,468
4.550%	03/15/44	1,325	1,520,763
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	05/15/50	30,000	32,258,455
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	6,500	5,860,746
3.950%	12/01/47(a)	37,270	34,537,016
4.000%	12/01/46	5,000	4,662,180
4.500%	07/01/40	30,760	31,272,566
PacifiCorp,
First Mortgage
4.125%	01/15/49	11,020	12,357,758
4.150%	02/15/50(a)	26,800	30,381,105
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	5,636,624
3.000%	09/15/49	5,155	4,957,190
3.700%	09/15/47	3,840	4,095,968
3.900%	03/01/48	9,385	10,408,007
First Ref. Mortgage
4.800%	10/15/43	1,575	1,914,742
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	$17,698,524
3.600%	06/01/29	10,000	10,453,481
PPL Capital Funding, Inc.,
Gtd. Notes
4.700%	06/01/43(a)	800	931,771
5.000%	03/15/44	5,865	7,039,439
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	5,515	5,231,856
3.950%	06/01/47	4,460	4,933,350
4.125%	06/15/44	4,450	4,951,514
6.250%	05/15/39(a)	500	689,655
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	32,334,840
7.750%	03/01/31(a)	8,824	12,364,472
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	10,117,784
3.700%	06/15/28(a)	2,000	2,212,415
4.100%	06/15/48	4,735	5,375,534
4.300%	03/15/44	165	191,021
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24	2,900	3,121,186
4.000%	06/01/44	2,000	2,184,327
First Ref. Mortgage, MTN
3.950%	05/01/42	2,000	2,234,200
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	18,217,555
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49(a)	9,985	9,767,253
4.434%	11/15/41	1,787	2,031,315
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	6,375	6,878,260
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	37,545	42,343,363
5.350%	05/15/35(a)	6,997	8,390,760
5.350%	05/15/40	773	967,098
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	15,839,993
3.400%	02/01/28	21,790	23,414,467
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	16,130	15,955,694
First Ref. Mortgage
4.000%	04/01/47	28,115	29,137,740
4.050%	03/15/42(a)	7,200	7,545,456
4.650%	10/01/43(a)	1,950	2,219,730

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.500%	03/15/40(a)	11,962	$14,627,828
First Ref. Mortgage, Series 13-A
3.900%	03/15/43(a)	5,000	5,107,449
First Ref. Mortgage, Series C
3.600%	02/01/45(a)	4,330	4,261,593
4.125%	03/01/48	15,150	15,872,924
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	19,168,565
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	4,673,447
4.500%	08/15/41(a)	550	639,080
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	8,409,142
4.450%	06/15/49	13,580	15,879,542
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,561,044
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	11,770	12,241,952
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	9,689,900
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50(a)	15,075	12,954,437
4.000%	01/15/43	1,399	1,555,703
4.450%	02/15/44	3,835	4,520,402
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	7,920	8,686,607
3.800%	04/01/28	1,530	1,694,969
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,779,075
3.700%	01/30/27	24,065	25,047,654
4.300%	07/15/29(a)	6,970	7,367,869
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	3,850	4,265,993
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	6,109,707
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,587,557
			2,142,874,711
Electronics — 0.1%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	13,160	14,834,963
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics (cont’d.)
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2,500	$2,762,315
			17,597,278
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26(a)	5,007	5,313,484
5.500%	07/31/47	2,500	2,468,477
			7,781,961
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	7,965	8,693,908
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.050%	04/01/50	3,175	3,001,133
			11,695,041
Foods — 2.2%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	682,425
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	48,012	57,256,832
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
3.550%	03/15/50	3,665	3,712,739
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26(a)	3,117	3,283,184
4.375%	06/01/46(a)	8,181	8,571,537
4.625%	10/01/39	3,500	3,798,642
5.000%	07/15/35	4,418	5,084,286
5.200%	07/15/45	33,974	39,464,428
6.750%	03/15/32(a)	11,513	14,896,910
Gtd. Notes, 144A
7.125%	08/01/39(a)	5,165	7,237,036
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	2,037,946
5.000%	04/15/42	1,150	1,399,273
5.150%	08/01/43	450	559,128
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	5,979,077
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	25,216,770
4.125%	04/01/54	11,735	13,383,467
4.200%	04/01/59	10,575	12,100,089
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	7,800	7,127,039

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	09/04/50	7,130	$6,163,952
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38(a)	35,000	40,332,193
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25	7,600	8,298,214
4.500%	04/01/46(a)	4,255	4,791,517
4.850%	10/01/45	1,585	1,871,234
6.600%	04/01/50(a)	6,245	9,042,965
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27(a)	12,390	13,483,026
4.000%	03/01/26(a)	3,180	3,526,719
4.550%	06/02/47	4,660	5,467,764
5.100%	09/28/48	61,305	77,732,487
5.150%	08/15/44	1,075	1,338,993
			383,839,872
Forest Products & Paper — 0.4%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,840,101
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	20,728	25,031,038
5.150%	05/15/46	1,726	2,180,357
6.000%	11/15/41	21,992	29,937,265
7.300%	11/15/39	2,080	3,116,926
8.700%	06/15/38	7,104	11,264,447
			75,370,134
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49(a)	15,400	15,432,268
4.125%	10/15/44(a)	5,120	5,679,733
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47	2,610	2,756,826
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	1,025,052
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47	15,000	16,867,432
4.800%	02/15/44(a)	10,310	12,118,153
5.650%	02/01/45	3,000	3,868,113
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	15,819,016
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	12,500	13,506,945
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
4.650%	08/01/43		5,960	$6,978,561
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	2,831,802
First Mortgage, Series VV
4.300%	01/15/49		12,650	14,980,852
First Mortgage, Series WW
3.950%	02/15/50		24,720	27,495,825
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		9,445	10,726,195
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	10,168,330
3.950%	10/01/46		5,520	5,787,096
4.400%	06/01/43		750	824,618
4.400%	05/30/47		27,369	30,532,883
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/43		5,000	5,760,589
				203,160,289
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/50		10,420	9,485,832
Healthcare-Products — 1.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		2,390	3,109,890
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26(a)		9,780	10,812,617
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	44,100	52,725,324
1.800%	09/18/49	EUR	7,500	9,315,061
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42		2,216	2,845,420
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	2,800	3,617,057
1.625%	10/15/50	EUR	29,715	35,650,310
2.250%	03/07/39	EUR	4,120	5,658,101
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	1,259
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/27		21,853	23,608,202
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	38,531,239
1.875%	10/01/49	EUR	45,875	56,879,974

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30(a)	11,485	$12,293,746
			255,048,200
Healthcare-Services — 2.9%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28(a)	7,005	7,792,074
4.272%	08/15/48	8,950	10,652,497
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42(a)	1,865	2,033,323
Allina Health System,
Unsec’d. Notes
4.805%	11/15/45	4,465	5,503,261
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50(a)	18,325	17,451,087
3.650%	12/01/27(a)	6,550	7,224,614
3.700%	09/15/49	8,819	9,204,044
4.101%	03/01/28	4,075	4,582,854
4.625%	05/15/42(a)	2,600	3,087,969
4.650%	01/15/43(a)	1,000	1,191,297
4.850%	08/15/54	510	603,746
5.100%	01/15/44	720	898,898
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46(a)	16,165	18,521,765
Unsec’d. Notes
4.847%	11/15/53(a)	2,672	3,573,042
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	17,663	19,815,442
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47(a)	6,650	7,902,785
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	12,000	13,377,808
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	3,713,673
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)	1,650	1,840,844
5.875%	05/01/23(a)	750	815,975
5.875%	02/01/29(a)	5,400	6,288,442
Sr. Sec’d. Notes
5.000%	03/15/24	29,115	32,431,050
5.250%	04/15/25	3,500	4,000,977
5.250%	06/15/49(a)	33,928	41,537,266
5.500%	06/15/47	10,000	12,445,303
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	24,143,961
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	17,105	$20,192,365
4.875%	04/01/42	1,000	1,279,369
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45(a)	12,050	13,702,676
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	2,823,911
Unsec’d. Notes, Series 2020
2.955%	01/01/50(a)	3,405	3,261,882
MidMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	5,275,073
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	2,629,723
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56(a)	2,850	3,314,262
Unsec’d. Notes, Series 2019
3.954%	08/01/2119(a)	2,225	2,394,701
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	13,866,789
4.784%	07/01/44	7,305	8,939,149
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	949,620
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	2,000	2,007,149
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	3,321,602
Unsec’d. Notes
4.089%	10/01/48	2,208	2,512,834
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	3,725	3,615,662
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	10,922,361
3.450%	06/01/26	4,715	5,134,569
4.250%	04/01/24	1,400	1,536,150
4.700%	03/30/45(a)	7,800	9,120,382
5.750%	01/30/40	1,251	1,473,263
6.950%	07/01/37	1,704	2,310,437
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	4,860	5,327,873
Unsec’d. Notes
3.477%	07/01/49	1,745	1,756,681
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	4,275	5,085,139

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	$2,633,263
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	6,556,055
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	4,810,199
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25(a)	5,320	5,893,191
3.850%	06/15/28	14,150	15,895,619
3.950%	10/15/42(a)	2,060	2,344,811
4.250%	04/15/47	13,715	16,058,240
4.250%	06/15/48	13,865	16,501,237
4.450%	12/15/48	2,000	2,448,735
4.625%	11/15/41	4,601	5,647,136
4.750%	07/15/45	6,770	8,490,059
5.800%	03/15/36	3,945	5,329,390
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	6,480	7,852,871
			493,848,425
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23	8,500	9,055,926
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25(a)	915	1,021,949
			10,077,875
Household Products/Wares — 0.4%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	24,527,917
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	24,150	24,696,474
2.750%	06/26/24	21,245	22,458,490
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43(a)	425	464,871
			72,147,752
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/22(a)	885	909,003
4.350%	04/01/23(a)	4,019	4,236,439
			5,145,442
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 1.7%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53(a)	800	$853,052
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	2,700	2,956,486
4.375%	01/15/55	7,500	8,397,209
4.500%	07/16/44	3,035	3,454,699
4.800%	07/10/45(a)	15,000	17,809,939
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,435	3,877,144
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	10,437,793
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	3,865	3,575,456
4.300%	05/15/43	2,250	2,646,343
4.400%	05/15/42	645	767,799
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	27,363	30,958,946
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50(a)	5,045	4,918,870
4.868%	06/01/44	14,360	17,148,194
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	482,079
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	10,134	10,308,937
3.951%	10/15/50	34,165	35,284,770
4.250%	06/15/23	1,243	1,342,177
4.569%	02/01/29(a)	10,467	12,136,999
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	5,844,137
7.000%	06/15/40	6,248	8,991,026
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	5,000	5,459,214
4.150%	09/17/50	8,815	9,720,997
4.300%	11/01/47	4,479	5,008,896
5.000%	03/30/43	100	115,903
5.000%	04/05/46	3,270	4,042,056
5.000%	05/20/49	18,590	23,217,931
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	8,088,877
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	03/15/23(oo)	4,000	4,158,508

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	$2,263,984
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47(a)	26,445	29,825,757
4.900%	09/15/44	350	427,984
Unum Group,
Sr. Unsec’d. Notes
7.250%	03/15/28	2,707	3,416,574
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	3,128,232
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43(a)	2,962	3,863,683
			284,930,651
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,839,742
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes, 144A
2.979%	12/15/55	2,500	2,271,401
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30(a)	10,000	10,698,835
			12,970,236
Lodging — 0.2%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22(a)	2,500	2,643,311
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34(a)	13,500	14,471,514
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	23,729,839
			40,844,664
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36(a)	2,200	3,048,523
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50	3,385	3,802,412
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.750%	03/09/27	3,250	3,284,867
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28(a)	46,281	52,754,731
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	3,000	$3,063,811
			62,905,821
Media — 4.8%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	174,448
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	26,750	28,801,053
5.375%	04/01/38	13,155	15,634,207
5.375%	05/01/47	56,457	65,510,437
5.750%	04/01/48	76,467	92,760,604
6.384%	10/23/35(a)	17,423	22,576,272
6.484%	10/23/45	10,574	13,860,313
6.834%	10/23/55(a)	10,596	14,694,206
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26(a)	6,030	6,538,128
3.250%	11/01/39	54,500	56,198,502
3.300%	02/01/27	3,245	3,538,840
3.400%	07/15/46	12,867	13,243,632
3.450%	02/01/50(a)	54,000	55,465,376
3.750%	04/01/40	14,385	15,795,480
3.900%	03/01/38	18,880	21,173,313
3.969%	11/01/47	13,145	14,719,585
3.999%	11/01/49	10,302	11,482,025
4.000%	03/01/48	5,843	6,534,160
4.049%	11/01/52(a)	6,355	7,210,313
4.200%	08/15/34	10,000	11,511,407
4.250%	01/15/33(a)	6,090	7,068,806
4.600%	10/15/38(a)	27,660	33,390,939
4.600%	08/15/45	31,348	38,104,455
4.700%	10/15/48(a)	17,110	21,141,381
4.950%	10/15/58(a)	13,645	17,902,626
6.450%	03/15/37	8,200	11,713,715
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26(a)	6,000	6,187,553
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	4,149,487
4.125%	05/15/29	17,100	18,854,502
4.650%	05/15/50(a)	5,455	6,008,841
5.200%	09/20/47(a)	5,000	5,874,879
5.300%	05/15/49(a)	35,722	42,743,758
Gtd. Notes, 144A
4.000%	09/15/55	8,215	8,109,209
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45(a)	600	659,711
6.125%	01/31/46(a)	5,424	6,895,326

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	$3,642,024
5.875%	11/15/40	7,590	9,429,412
6.550%	05/01/37	2,785	3,664,787
6.750%	06/15/39	4,700	6,291,921
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57(a)	2,835	3,135,367
Sr. Unsec’d. Notes
2.900%	01/15/27	2,615	2,746,711
4.375%	03/15/43	8,820	9,526,008
5.250%	04/01/44	28,591	34,396,847
5.850%	09/01/43	21,205	27,109,104
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22(a)	1,100	1,145,348
Gtd. Notes, 144A
5.375%	06/15/24(a)	4,600	5,066,851
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	1,215	1,292,332
5.400%	10/01/43	9,675	12,905,915
7.700%	10/30/25	1,129	1,441,488
			828,021,604
Mining — 1.5%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42(a)	2,805	3,469,270
6.450%	10/15/35(a)	5,000	6,592,259
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	15,000	20,278,416
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	8,800	11,321,141
5.750%	05/01/43(a)	8,314	10,960,423
7.500%	09/15/38	10,946	15,587,615
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	35,691,789
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27(a)	27,087	30,530,658
5.950%	03/15/24(a)	8,220	9,246,832
6.875%	09/01/41	11,304	14,805,412
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21	4,085	4,086,471
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40	860	1,122,096
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42	6,395	7,929,996
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	$14,025,959
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.200%	03/01/42	3,060	3,374,196
5.400%	02/01/43	42,680	48,081,522
6.000%	08/15/40(a)	6,976	8,376,198
6.125%	10/01/35	3,600	4,404,217
6.250%	07/15/41	984	1,215,007
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,577,645
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	5,811	6,374,378
			260,051,500
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	12,314,679
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	4,461,119
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46(a)	10,185	10,303,920
4.400%	05/27/45	8,260	9,888,274
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	9,911,053
			46,879,045
Office/Business Equipment — 0.2%
Xerox Corp.,
Sr. Unsec’d. Notes
4.375%	03/15/23	27,618	28,977,793
Oil & Gas — 5.2%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	13,500	13,942,999
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40(a)	15,688	15,389,754
5.250%	02/01/42	7,500	7,463,230
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50(a)	10,925	9,985,216
3.119%	05/04/26(a)	6,752	7,263,071
3.790%	02/06/24(a)	10,135	10,996,683
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.119%	05/04/26	18,820	20,028,634

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Burlington Resources LLC,
Gtd. Notes
7.200%	08/15/31(a)	2,285	$3,210,040
7.400%	12/01/31	2,700	3,846,278
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38(a)	17,670	22,428,559
6.450%	06/30/33	2,000	2,518,715
6.500%	02/15/37	370	468,951
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	5,000	5,407,467
5.250%	06/15/37	43,790	47,342,111
5.400%	06/15/47	30,762	34,216,721
6.750%	11/15/39	12,200	15,225,601
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50(a)	4,030	3,895,665
Chevron USA, Inc.,
Gtd. Notes
3.900%	11/15/24	500	550,855
5.050%	11/15/44	3,313	4,225,035
5.250%	11/15/43	12,315	16,038,947
6.000%	03/01/41	12,630	17,609,214
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	616	880,055
Gtd. Notes, 144A
4.300%	08/15/28(a)	22,650	25,659,989
4.850%	08/15/48(a)	4,900	5,944,042
4.875%	10/01/47	11,835	14,458,558
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	847	943,254
4.300%	11/15/44	3,330	3,795,052
4.950%	03/15/26(a)	7,953	9,234,588
Sr. Unsec’d. Notes
6.950%	04/15/29	3,300	4,394,019
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	2,525	2,586,499
4.375%	01/15/28(a)	1,900	1,998,178
4.500%	04/15/23(a)	302	312,229
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42(a)	3,675	3,923,440
5.000%	06/15/45(a)	8,051	8,811,616
5.600%	07/15/41(a)	21,825	25,232,200
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26(a)	11,145	11,737,700
3.500%	12/01/29(a)	26,050	27,075,138
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	1,635	1,757,205
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	$4,377,896
4.950%	04/15/50(a)	900	1,101,767
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	3,260	3,257,693
3.250%	11/18/49	6,000	5,883,033
3.625%	04/06/40(a)	1,380	1,478,541
3.950%	05/15/43	2,796	3,044,019
7.750%	06/15/23	1,200	1,388,692
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51(a)	7,815	7,877,183
3.567%	03/06/45(a)	4,370	4,497,483
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	8,000	8,792,654
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41(a)	3,634	4,196,799
5.800%	04/01/47(a)	3,560	4,229,995
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	04/15/24	13,133	14,048,563
Marathon Oil Corp.,
Sr. Unsec’d. Notes
3.850%	06/01/25(a)	1,170	1,255,508
4.400%	07/15/27(a)	13,684	15,061,312
5.200%	06/01/45(a)	10,400	11,454,629
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28(a)	10,000	10,832,014
5.000%	09/15/54(a)	9,375	10,057,477
5.125%	12/15/26(a)	13,890	16,190,903
5.850%	12/15/45	3,110	3,676,125
6.500%	03/01/41(a)	5,163	6,845,163
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.248%(s)	10/10/36	91,612	46,588,359
4.200%	03/15/48(a)	1,935	1,568,123
4.400%	04/15/46(a)	22,065	18,883,259
4.500%	07/15/44(a)	5,000	4,256,521
6.200%	03/15/40(a)	14,766	15,224,324
6.450%	09/15/36(a)	24,652	27,160,245
7.500%	05/01/31	4,290	5,002,828
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)	6,500	7,162,258
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34(a)	18,163	21,907,939
6.500%	02/01/38(a)	1,875	2,263,113
7.375%	11/01/31(a)	1,000	1,271,688

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.900%	03/19/49(a)	6,005	$6,543,469
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28(a)	6,575	6,422,466
6.350%	02/12/48	2,025	1,672,955
6.490%	01/23/27	1,385	1,447,817
6.950%	01/28/60	6,100	5,246,860
7.690%	01/23/50	12,200	11,326,957
Phillips 66,
Gtd. Notes
4.650%	11/15/34(a)	13,200	15,116,258
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	4,478,170
4.450%	01/15/26	20,925	23,581,063
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,899,827
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25(a)	10,000	10,841,130
4.000%	05/10/46(a)	3,000	3,337,395
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	13,945	13,585,905
4.000%	11/15/47(a)	7,280	7,441,264
5.950%	12/01/34	1,000	1,252,464
6.500%	06/15/38(a)	3,900	5,211,675
Total Capital International SA (France),
Gtd. Notes
3.455%	02/19/29(a)	20,000	21,808,463
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)	5,029	5,451,721
4.350%	06/01/28	37,246	41,171,862
			897,471,335
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47(a)	9,810	10,458,919
Cameron International Corp.,
Gtd. Notes
5.125%	12/15/43	2,000	2,211,706
7.000%	07/15/38	4,000	5,278,328
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43(a)	9,350	10,015,495
5.000%	11/15/45(a)	1,835	2,037,777
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28(a)	18,479	20,100,440
4.000%	12/21/25(a)	1,210	1,340,381
			51,443,046
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30(a)	2,715	$2,709,005
Ball Corp.,
Gtd. Notes
4.000%	11/15/23(a)	975	1,035,230
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.500%	11/01/23(a)	3,059	3,333,514
WestRock MWV LLC,
Gtd. Notes
7.550%	03/01/47(a)	4,109	5,922,073
7.950%	02/15/31(a)	7,987	10,924,780
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28(a)	7,810	8,605,079
4.900%	03/15/29(a)	3,190	3,736,636
			36,266,317
Pharmaceuticals — 8.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39(a)	106,680	118,922,744
4.250%	11/21/49	96,475	109,206,196
4.300%	05/14/36	2,500	2,863,758
4.400%	11/06/42	950	1,101,394
4.500%	05/14/35	14,945	17,395,855
4.550%	03/15/35(a)	42,638	49,677,185
4.700%	05/14/45	46,155	54,686,352
4.875%	11/14/48	12,407	15,168,994
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47	10,340	11,495,933
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	4,000	4,017,399
3.600%	07/15/42	1,000	887,464
4.700%	07/15/64	3,246	3,516,497
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	11,380	11,530,482
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39	2,500	3,083,510
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40(a)	11,500	10,458,101
3.400%	07/26/29	16,835	18,389,918
4.250%	10/26/49	15,745	18,546,805
4.350%	11/15/47	22,307	26,516,513
4.550%	02/20/48	38,305	46,777,191
4.625%	05/15/44	6,837	8,391,209
5.000%	08/15/45(a)	6,581	8,456,499
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,500	1,628,452

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.600%	03/15/43		5,964	$6,546,560
4.900%	09/15/45(a)		16,736	19,391,793
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27(a)		17,240	18,725,951
4.375%	10/15/28		25,005	28,619,875
4.500%	02/25/26		16,905	19,204,108
4.800%	07/15/46(a)		42,235	50,624,657
4.900%	12/15/48		27,425	33,602,315
5.375%	02/15/42		3,650	4,412,943
Sr. Unsec’d. Notes
2.375%	03/15/31		16,605	16,340,575
3.200%	03/15/40(a)		9,125	9,146,360
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29(a)		57,035	60,364,853
3.700%	03/09/23(a)		361	382,913
3.875%	07/20/25(a)		1,178	1,301,949
4.300%	03/25/28(a)		24,325	27,611,733
4.780%	03/25/38(a)		40,326	47,618,096
5.050%	03/25/48		34,832	42,757,496
5.125%	07/20/45		43,765	53,792,158
5.300%	12/05/43		20,115	25,143,554
6.250%	06/01/27		1,000	1,234,671
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	15,369,877
2.250%	05/15/50		4,190	3,547,959
3.950%	03/15/49		945	1,074,556
4.150%	03/15/59		40,430	47,910,460
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28(a)		11,490	12,977,539
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40(a)		8,585	7,819,280
2.450%	09/01/60(a)		20,820	18,336,545
3.400%	01/15/38(a)		4,365	4,803,712
3.625%	03/03/37		8,185	9,245,223
4.375%	12/05/33(a)		4,000	4,880,168
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		6,200	6,389,591
4.750%	05/30/29(a)		4,700	5,507,059
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,559,840
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29		5,595	6,171,153
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		34,101	39,880,433
5.400%	11/29/43		4,169	4,919,023
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45(a)	4,625	$5,348,614
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38(a)	4,970	5,782,413
4.400%	05/15/44	6,410	7,710,677
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	77,700	81,704,252
3.200%	09/23/26	4,755	5,115,504
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	2,375	2,297,970
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	4,353	4,352,320
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	43,168	50,816,698
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	4,605	4,718,103
4.000%	06/22/50(a)	5,815	5,934,272
			1,375,714,252
Pipelines — 6.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	4,490,008
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27(a)	20,000	19,799,598
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	9,125,860
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29(a)	6,975	7,416,059
5.375%	07/15/25(a)	27,350	29,656,784
5.600%	04/01/44(a)	5,579	5,579,217
8.125%	08/16/30	1,000	1,292,275
Gtd. Notes, 144A
6.450%	11/03/36(a)	10,766	12,058,288
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	5,000	5,455,608
4.900%	03/15/35	1,905	2,019,638
5.000%	05/15/50(a)	22,385	23,202,153
5.150%	02/01/43	4,450	4,537,642
5.150%	03/15/45(a)	6,080	6,277,394
5.300%	04/15/47	2,500	2,618,854
6.000%	06/15/48(a)	2,295	2,619,695
6.125%	12/15/45(a)	25,534	29,223,258
6.250%	04/15/49(a)	43,065	50,794,966
7.500%	07/01/38	11,000	14,446,944

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, Series 20Y
5.800%	06/15/38(a)	19,814	$22,456,250
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	23,000	22,301,277
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47(a)	4,900	3,950,098
5.600%	04/01/44(a)	1,651	1,365,660
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52(a)	11,905	10,851,962
3.950%	01/31/60	28,560	28,601,061
4.150%	10/16/28	6,750	7,626,897
4.200%	01/31/50(a)	7,400	7,887,597
4.250%	02/15/48(a)	5,400	5,748,206
4.450%	02/15/43(a)	6,965	7,720,681
4.800%	02/01/49(a)	5,698	6,568,692
4.850%	08/15/42	1,990	2,316,503
4.850%	03/15/44	5,775	6,676,827
4.900%	05/15/46	34,397	40,004,024
4.950%	10/15/54	3,110	3,573,659
5.100%	02/15/45	6,532	7,698,967
5.375%(ff)	02/15/78	7,380	7,359,035
6.125%	10/15/39	3,937	5,203,625
Gtd. Notes, Series D
4.875%(ff)	08/16/77(a)	7,490	7,049,015
6.875%	03/01/33	55	74,357
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24(a)	7,000	7,110,482
4.750%	07/15/23(a)	5,678	5,894,752
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	24,100,065
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	12,123,613
5.000%	08/15/42	2,010	2,246,280
5.000%	03/01/43	1,176	1,323,860
5.400%	09/01/44	878	1,028,837
6.500%	02/01/37(a)	1,500	1,908,436
6.500%	09/01/39	5,545	7,217,096
6.550%	09/15/40	4,370	5,711,099
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	38,000	35,446,155
5.050%	02/15/46	3,679	4,151,596
5.550%	06/01/45(a)	4,080	4,884,154
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50(a)	19,570	19,310,537
4.200%	03/15/45	4,130	4,075,437
4.250%	09/15/46	4,300	4,401,047
4.850%	02/01/49	25,700	28,614,044
5.150%	10/15/43	820	941,226
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	$8,906,324
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	5,471,919
4.500%	04/15/38(a)	11,785	12,873,296
4.700%	04/15/48(a)	50,615	54,710,284
4.875%	12/01/24(a)	1,566	1,758,217
4.900%	04/15/58	9,705	10,492,791
5.200%	03/01/47(a)	2,690	3,076,897
5.200%	12/01/47(a)	11,990	13,550,851
5.500%	02/15/49(a)	25,915	30,884,762
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27(a)	8,392	9,377,173
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41(a)	1,325	1,563,159
6.200%	09/15/43	18,615	22,396,061
6.850%	10/15/37	1,742	2,219,267
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	8,745	8,801,424
3.400%	09/01/29	6,095	6,264,041
4.450%	09/01/49(a)	10,085	10,095,419
4.500%	03/15/50	11,655	11,830,357
4.550%	07/15/28	15,725	17,390,922
4.950%	07/13/47	33,818	35,876,331
5.200%	07/15/48(a)	24,560	26,959,306
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26(a)	11,680	12,515,287
4.680%	02/15/45(a)	500	529,194
4.900%	10/01/46(a)	6,500	7,118,645
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	4,215	4,214,539
3.650%	06/01/22	1,261	1,291,174
4.900%	02/15/45(a)	13,944	13,611,588
5.150%	06/01/42(a)	19,516	19,813,265
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,431,462
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	525	651,932
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	6,340	6,547,967
5.350%	05/15/45	2,875	3,022,502
5.400%	10/01/47	29,625	31,696,715
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	2,387,705
5.400%	08/15/41	1,560	1,875,870

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	4,925	$5,053,469
4.000%	07/01/22	1,700	1,742,961
5.300%	03/01/48	11,885	11,932,159
5.450%	04/01/44	3,175	3,257,440
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	2,389	2,460,495
3.500%	11/15/30(a)	3,770	3,998,798
3.700%	01/15/23	5,375	5,623,865
3.750%	06/15/27	990	1,080,909
4.300%	03/04/24	9,900	10,803,624
4.850%	03/01/48(a)	11,780	13,122,215
4.900%	01/15/45(a)	9,062	10,046,413
5.400%	03/04/44	16,859	19,620,481
5.750%	06/24/44(a)	9,350	11,403,896
5.800%	11/15/43	3,434	4,207,249
6.300%	04/15/40	12,660	16,325,272
			1,128,023,242
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	5,048,851
Real Estate Investment Trusts (REITs) — 1.3%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,341,683
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	4,850	5,230,735
3.850%	02/01/25	5,300	5,730,582
3.900%	03/15/27	11,645	12,674,214
4.125%	05/15/29(a)	6,449	6,985,960
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25(a)	25,936	28,634,364
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
3.150%	05/15/23(a)	12,826	12,866,323
4.500%	04/18/22(a)	4,311	4,370,342
Office Properties Income Trust,
Sr. Unsec’d. Notes
4.150%	02/01/22	8,250	8,418,985
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24	400	435,764
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24(a)	10,000	9,951,164
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,884,594
4.700%	06/01/27	2,020	2,207,025
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	$12,770,281
4.400%	01/15/29(a)	17,246	19,297,889
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	7,440	7,757,096
2.750%	01/15/31(a)	6,635	6,619,674
3.100%	01/15/30	7,500	7,723,380
4.000%	06/01/25	12,865	14,156,368
4.250%	04/01/26	3,915	4,396,915
4.250%	04/15/28	14,270	15,877,593
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32	14,156	19,895,212
8.500%	01/15/25	3,500	4,408,146
			215,634,289
Retail — 2.2%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	21,721,558
4.500%	07/26/47	15,758	17,626,328
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	22,460	24,410,264
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes (original cost $2,583,121; purchased 09/19/16)(f)
5.165%	08/01/44(a)	2,664	2,424,558
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	18,424,084
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	5,520,378
4.200%	05/15/28(a)	44,165	49,607,781
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	23,056,603
4.200%	04/01/43	5,422	6,301,809
4.250%	04/01/46	9,395	11,055,888
4.400%	03/15/45(a)	15,945	19,150,905
5.875%	12/16/36	8,382	11,594,776
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)	977	1,063,916
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/44	1,246	1,354,098
Macy’s Retail Holdings LLC,
Gtd. Notes
2.875%	02/15/23	3,412	3,435,977
3.875%	01/15/22	814	819,597
4.300%	02/15/43(a)	8,994	6,905,830
5.125%	01/15/42	1,875	1,577,823

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50(a)		4,675	$5,328,309
4.600%	05/26/45		5,325	6,257,001
4.875%	12/09/45		17,900	21,898,687
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29(a)		7,745	8,511,811
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		4,500	4,640,424
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50		45,750	46,562,134
4.650%	06/01/46(a)		5,500	5,989,205
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29(a)		11,565	12,657,903
4.050%	06/29/48		30,950	36,378,548
				374,276,195
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24		1,765	1,904,913
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		8,235	8,493,779
				10,398,692
Semiconductors — 0.7%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
5.100%	10/01/35		10,265	13,071,830
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		18,350	19,909,302
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26		17,323	18,597,779
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50(a)		22,905	28,735,972
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21		3,500	3,518,753
4.333%	06/01/23		26,200	28,100,347
				111,933,983
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27		3,440	3,720,679
Software — 2.2%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	25,000	29,827,533
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	$27,341,618
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		15,549	14,213,522
2.675%	06/01/60		67,513	61,952,451
2.921%	03/17/52(a)		77,381	76,139,416
3.041%	03/17/62(a)		45,717	44,857,478
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37		21,055	21,882,597
3.900%	05/15/35(a)		7,346	7,925,966
4.000%	07/15/46(a)		30,190	31,130,624
4.125%	05/15/45(a)		1,300	1,363,413
4.300%	07/08/34(a)		12,200	13,701,736
4.375%	05/15/55		30,959	33,668,292
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28(a)		5,985	6,746,400
				370,751,046
Telecommunications — 5.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43(a)		58,615	54,720,678
3.300%	02/01/52(a)		2,250	2,040,860
3.500%	06/01/41		36,400	35,975,992
4.500%	05/15/35		22,285	25,122,844
4.650%	06/01/44		19,400	21,632,956
4.900%	06/15/42		2,700	3,133,800
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53		70,377	65,082,217
3.550%	09/15/55		69,667	63,761,009
3.650%	09/15/59(a)		132,309	121,100,365
3.800%	12/01/57(a)		22,245	21,194,963
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		1,675	2,589,530
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30(a)		1,000	1,483,328
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29		27,700	31,425,551
5.500%	09/01/44(a)		7,454	9,037,412
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21(a)		5,000	5,163,133
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		5,000	5,040,314
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)		8,786	9,520,896

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/41	6,025	$5,606,933
3.300%	02/15/51(a)	24,035	22,422,638
3.600%	11/15/60	11,950	11,369,183
4.375%	04/15/40	3,205	3,544,080
4.500%	04/15/50(a)	4,300	4,804,988
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	6,875	6,283,802
3.550%	03/22/51	19,615	19,601,227
3.700%	03/22/61	32,155	31,812,229
4.000%	03/22/50	14,305	15,390,566
4.400%	11/01/34	677	774,057
4.500%	08/10/33	37,325	43,483,208
4.522%	09/15/48	70,951	81,803,790
4.862%	08/21/46	10,803	13,015,821
5.012%	04/15/49	8,549	10,558,625
Sr. Unsec’d. Notes, 144A
2.987%	10/30/56	129,623	114,034,176
			862,531,171
Transportation — 1.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42(a)	8,705	10,167,163
4.400%	03/15/42	10,600	12,409,343
4.450%	03/15/43(a)	11,312	13,352,383
4.550%	09/01/44(a)	2,455	2,937,225
4.700%	09/01/45	6,575	8,053,281
5.150%	09/01/43	4,633	5,942,247
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.450%	05/01/50(a)	5,000	4,393,152
4.500%	11/07/43	2,000	2,352,092
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.800%	09/15/35	3,970	4,758,631
6.125%	09/15/2115	14,400	21,033,449
Sr. Unsec’d. Notes
5.750%	03/15/33	1,775	2,269,301
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	6,226,356
3.350%	11/01/25	10,250	11,172,696
4.500%	08/01/54	10,400	12,240,184
4.750%	05/30/42(a)	5,000	6,035,675
5.500%	04/15/41	1,682	2,179,311
6.150%	05/01/37	1,000	1,364,368
6.220%	04/30/40	531	740,341
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	897,055
4.250%	05/15/30(a)	5,095	5,798,303
4.500%	02/01/65	2,115	2,272,666
4.550%	04/01/46	6,975	7,953,427
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
4.750%	11/15/45(a)	2,925	$3,456,230
5.100%	01/15/44	3,084	3,775,117
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	2,680	2,957,906
4.950%	08/15/45	10,000	12,025,487
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.155%	05/15/55	1,947	1,818,380
3.942%	11/01/47	3,667	3,975,656
3.950%	10/01/42	1,140	1,263,552
4.050%	08/15/52	1,585	1,745,776
4.650%	01/15/46	700	836,298
4.800%	08/15/43	852	966,609
4.837%	10/01/41	1,080	1,317,831
5.590%	05/17/25	3,000	3,511,586
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.350%	08/15/46(a)	4,300	4,272,862
3.750%	02/05/70	4,585	4,684,600
3.839%	03/20/60(a)	9,422	9,991,089
3.875%	02/01/55(a)	4,805	5,078,264
3.950%	08/15/59	5,100	5,465,460
4.050%	11/15/45	6,460	7,032,038
4.050%	03/01/46	11,000	12,126,358
4.375%	11/15/65	1,800	2,058,305
Sr. Unsec’d. Notes, 144A
2.973%	09/16/62	1,400	1,245,803
			234,153,856
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	20,000	21,512,146
4.200%	04/01/27(a)	7,820	8,760,010
			30,272,156
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47(a)	7,370	7,876,438
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	5,529,144
			13,405,582

Total Corporate Bonds (cost $14,238,524,200)			15,407,830,571
Municipal Bonds — 1.4%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	11,282,150
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,358,501

A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	$13,029,520
			25,670,171
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	6,484,050
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	600	812,514
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,605	8,559,047
			9,371,561
Michigan — 0.0%
University of Michigan,
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	4,638,571
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	22,054,631
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	406,318
			22,460,949
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	44,631,440
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	8,099,465
			52,730,905
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,150	1,450,553
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	6,089	7,405,442
4.800%	06/01/2111	1,300	1,642,654
			9,048,096
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	10,384,870
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania (cont’d.)
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	$5,330,871
			15,715,741
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	17,702	19,460,870
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series C
5.784%	12/01/41	1,000	1,295,970
Texas — 0.3%
Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Series A
3.852%	08/15/46	1,810	2,126,026
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	8,616,128
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	18,636,202
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	22,905	24,078,195
			53,456,551
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	12,267,225

Total Municipal Bonds (cost $206,057,862)			234,051,213
Sovereign Bond — 0.1%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	23,800	24,661,356
(cost $23,790,767)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bonds
1.250%	05/15/50	700	529,047
1.625%	11/15/50(k)	34,710	28,955,733
U.S. Treasury Notes
0.625%	08/15/30(a)(k)	4,800	4,350,750

Total U.S. Treasury Obligations (cost $34,504,907)			33,835,530

Shares
Preferred Stocks — 0.1%
Capital Markets — 0.0%
State Street Corp., 5.350%, Series G, Maturing 03/15/26(a)(oo)	335,000	9,671,450

A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Preferred Stocks (continued)
Electric Utilities — 0.1%
SCE Trust V, 5.450%, Series K, Maturing 03/15/26(oo)	565,000	$14,441,400

Total Preferred Stocks (cost $22,500,000)		24,112,850

Total Long-Term Investments (cost $15,595,953,345)		16,851,042,887
Short-Term Investments — 5.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	60,169,398	60,169,398
PGIM Institutional Money Market Fund (cost $929,427,158; includes $929,308,200 of cash collateral for securities on loan)(b)(wa)	929,823,209	929,358,298

Total Short-Term Investments (cost $989,596,556)		989,527,696

TOTAL INVESTMENTS—104.2% (cost $16,585,549,901)		17,840,570,583

Liabilities in excess of other assets(z) — (4.2)%		(723,261,795)

Net Assets — 100.0%		$17,117,308,788

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $910,379,116; cash collateral of $929,308,200 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,583,121. The aggregate value of $2,424,558 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,487	2 Year U.S. Treasury Notes	Jun. 2021	$328,220,398	$(293,816)
3,669	10 Year U.S. Treasury Notes	Jun. 2021	480,409,688	(6,490,394)
1,486	10 Year U.S. Ultra Treasury Notes	Jun. 2021	213,519,625	(7,531,118)
5,636	20 Year U.S. Treasury Bonds	Jun. 2021	871,290,375	(30,590,500)
				(44,905,828)
Short Positions:
224	5 Year Euro-Bobl	Jun. 2021	35,483,463	(76,879)
1,694	5 Year U.S. Treasury Notes	Jun. 2021	209,036,957	2,040,679
2,362	10 Year Euro-Bund	Jun. 2021	474,431,452	110,392
3,812	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	690,805,875	36,354,058
163	Euro Schatz Index	Jun. 2021	21,427,926	(1,119)
				38,427,131
				$(6,478,697)
A26

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/06/21	Citibank, N.A.	EUR	257,281	$303,849,230	$301,751,284	$—	$(2,097,946)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/06/21	Barclays Bank PLC	EUR	237,853	$289,139,489	$278,964,327	$10,175,162	$—
Expiring 04/06/21	UBS AG	EUR	19,429	23,304,876	22,786,957	517,919	—
Expiring 05/05/21	Citibank, N.A.	EUR	257,281	304,032,672	301,934,375	2,098,297	—
				$616,477,037	$603,685,659	12,791,378	—
						$12,791,378	$(2,097,946)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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